UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6080 Falls Road, Suite 200
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Nancy V. OHara
Title:	Vice President
Phone:	410-377-9780
Signature, Place, and Date of Signing:

	Nancy V. OHara Baltimore, Maryland April 27, 2012

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	45

Form 13F Information Table Value Total:	100816

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Telkonet Convertible Pfd A                                     314      120 SH       SOLE                      120
AT&T Inc.                      COM              00206R102      244     7821 SH       SOLE                     7821
Alcoa, Inc.                    COM              013817101     2119   211500 SH       SOLE                   211500
American Express Co.           COM              025816109     3438    59425 SH       SOLE                    59425
Apple Inc.                     COM              037833100     6732    11229 SH       SOLE                    11229
Bank of America Corp           COM              060505104     1159   121123 SH       SOLE                   121123
Bristol-Myers Squibb Co.       COM              110122108     2674    79243 SH       SOLE                    79243
Capital One Financial Corp.    COM              14040H105      371     6650 SH       SOLE                     6650
Caterpillar Inc                COM              149123101      352     3300 SH       SOLE                     3300
Cisco Systems Inc.             COM              17275R102     2484   117425 SH       SOLE                   117425
Citigroup, Inc.                COM              172967424     1178    32230 SH       SOLE                    32230
Corning Inc.                   COM              219350105     1520   107950 SH       SOLE                   107950
Costco Wholesale Corp          COM              22160K105     3913    43100 SH       SOLE                    43100
Discover Financial Services    COM              254709108     3567   107000 SH       SOLE                   107000
DuPont de Nemours & Co.        COM              263534109     2462    46535 SH       SOLE                    46535
EMC Corporation                COM              268648102     4007   134110 SH       SOLE                   134110
Energy Transfer Partners LP    COM              29273R109     2299    49000 SH       SOLE                    49000
Exxon Mobil Corporation        COM              30231G102     3709    42769 SH       SOLE                    42769
General Electric Co            COM              369604103     2546   126877 SH       SOLE                   126877
Hartford Financial Services    COM              416515104     2391   113444 SH       SOLE                   113444
Honeywell Intl Inc             COM              438516106     3510    57499 SH       SOLE                    57499
IBM Corp                       COM              459200101     4603    22063 SH       SOLE                    22063
Intel Corporation              COM              458140100     3998   142205 SH       SOLE                   142205
International Paper Co.        COM              460146103     2503    71300 SH       SOLE                    71300
JPMorgan Chase & Co            COM              46625H100     2916    63419 SH       SOLE                    63419
Johnson Controls, Inc.         COM              478366107     1808    55675 SH       SOLE                    55675
Legg Mason Inc.                COM              524901105     2062    73825 SH       SOLE                    73825
Micron Technology Inc          COM              595112103      857   105900 SH       SOLE                   105900
Microsoft Corporation          COM              594918104     3070    95180 SH       SOLE                    95180
Nokia Corporation              COM              654902204       55    10025 SH       SOLE                    10025
Pfizer Inc.                    COM              717081103     2673   118047 SH       SOLE                   118047
Philip Morris Intl             COM              718172109      240     2712 SH       SOLE                     2712
Seagate Technology Plc         COM              G7945M107      305    11322 SH       SOLE                    11322
Telkonet, Inc.                 COM              879604106      407  2141500 SH       SOLE                  2141500
Teva Pharmaceutical            COM              881624209     2224    49361 SH       SOLE                    49361
Texas Instruments, Inc.        COM              882508104     2754    81950 SH       SOLE                    81950
Titan International Inc.       COM              88830M102     1695    71650 SH       SOLE                    71650
Tractor Supply Co.             COM              892356106     4067    44910 SH       SOLE                    44910
Verizon Communications, Inc.   COM              92343V104     3393    88741 SH       SOLE                    88741
Wells Fargo & Co               COM              949746101     2525    73964 SH       SOLE                    73964
Williams-Sonoma Inc.           COM              969904101      202     5400 SH       SOLE                     5400
Windstream Corporation         COM              97381W104      227    19400 SH       SOLE                    19400
Wyndham Worldwide Corp         COM              98310W108     3802    81755 SH       SOLE                    81755
eBay Inc.                      COM              278642103     3436    93126 SH       SOLE                    93126
Storage Computer Corp.                          86211A101        0    84275 SH       SOLE                    84275